united states
securities and exchange commission
washington, d.c. 20549

form N-CSR
certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08529

MONTEAGLE FUNDS

(Exact name of registrant as specified in charter)

2728 19th Place South, Homewood, AL 35209

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800) 238-7701

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT

August 31, 2024

MONTEAGLE SELECT VALUE FUND – INSTITUTIONAL CLASS

MVEIX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Monteagle Select Value Fund – MVEIX (the “Fund”) for the period September 1, 2023 to August 31, 2024.

You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Select Value Fund - Institutional Class	$162	1.46%

performance

The Fund enjoyed positive returns for the year ending August 31, 2024 due to strong equity performance and stock selection within the fund. As growth stocks outperformed value, returns were below the S&P 500’s return of 27.14%, yet still returned an attractive 21.76% during the fiscal year.

Strategy

The Fund’s investment goal is long-term capital appreciation. The Fund uses a “value investing” style by investing at least 80 percent of its assets in common stock of domestic companies believed to be underpriced while utilizing a reversion-to-the-mean strategy. The adviser will generally hold between 20 and 60 equities and diversify its holdings across numerous industries. Value stocks are broadly defined as equities which have a price-to-earnings ratio and a price-to-book ratio less than the relative market average, a higher dividend yield and a beta of less than 1.0.

Techniques

The Fund concentrates on equities contained in the S&P 500. The Fund’s adviser will use a predominate strategy of reversion-to-the-mean with a value tilt. More specifically, stocks whose one-year returns are in the bottom quartile of the index are targeted for purchase in anticipation of a reversal and subsequent appreciation in price, given favorable valuations and favorable forward-looking metrics. Some of the specific traditional value metrics that are used to determine relative value are Forward P/E Ratios, Price to Book Ratios and Price to Sales Ratios. Forward P/E ratios are utilized over traditional P/E ratios to avoid “value traps,” where the price may appear attractive at current earnings, but potentially overvalued when factoring in future earnings. Given current elevated interest rates, companies with lower levels of leverage are prioritized. Metrics used for this analysis include ratios such as Debt to EBITDA, Debt to Equity and Free Cash Flow. When choosing specific stocks, the various metrics used for selection are compared against other companies within the same sector in effort to seek the best relative value within each sector. The overall sector allocation considers the S&P 500’s sector allocation weighting to reduce return volatility relative to the index, but can deviate based on stocks available for purchase. The strategy focuses on stock selection to drive returns compared to sector rotation or market timing. The Subadvisor will screen purchases using the eVALUEator® screening software to avoid companies that produce, promote, advertise, sponsor, or offer services related to: abortion, pornography, human rights, gambling, and those entertainment companies that produce or support anti-family content in film, games, print, or television It is anticipated that the Fund may hold higher levels of cash during periods of market uncertainty. This strategy is executed with a long-term outlook and will have periods of under-performance and out-performance versus its Index.

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2024)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Select Value Fund - Institutional Class	21.76%	12.55%	7.47%	$102,777
S&P 500 Index	27.14%	15.90%	12.96%	$169,283

Cumulative Performance Comparison of $50,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$17,248,680	37	31%	$77,475

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	16.02%
2.	Leidos Holdings, Inc.	4.78%
3.	Nasdaq, Inc.	4.26%
4.	DuPont de Nemours, Inc.	3.96%
5.	Willis Towers Watson PLC	3.73%
6.	PulteGroup, Inc.	3.43%
7.	Progressive Corp.	3.36%
8.	Steris PLC	3.01%
9.	FedEx Corp.	2.86%
10.	NextEra Energy, Inc.	2.80%
	Total % of Net Assets	48.21%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

ANNUAL SHAREHOLDER REPORT

August 31, 2024

MONTEAGLE OPPORTUNITY EQUITY FUND – INVESTOR CLASS

HEQFX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Investor Class – HEQFX (the “Fund”) for the period September 1, 2023 to August 31, 2024.

You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Opportunity Equity Fund - Investor Class	$192	1.78%

managment’s discussion of fund performance

The Monteagle Opportunity Equity Fund trailed its benchmark over the past 12 months but has outperformed in the last three months ending August 31, 2024. From August 31, 2023 to August 31, 2024, the Fund returned 15.37%, shy of the S&P Mid 400’s return of 18.72%. In the most recent three months ending August 31, 2024, the Fund has returned 5.17%, outperforming the Mid 400’s 4.05% return over the same period.

Strategy

The sub-adviser's allocation decisions were net positive contributors to performance over the last twelve months, while security selection was a detractor. Specifically, the Fund’s overweight to the Industrials sector had the greatest positive effect on the portfolio’s returns while the relative underweight to the Consumer Discretionary sector was the biggest detractor.

Techniques

The Monteagle Opportunity Equity Fund follows its stated investment approach selecting the most attractive high-quality mid-cap and small-cap securities according to the process derived from our years of research. The portfolio will continue with weightings to land the overall strategy in the mid-cap blend style and is likely to lean slightly toward value versus growth given our knowledge of the history of the process and outcomes.

History shows that the high-quality focus of the Fund often leads to a low beta relative to the mid-cap index. As the S&P 400 Mid-Cap Index and financial markets overall have rallied the Fund has participated, but to a lesser degree with the Fund boasting a 0.95 beta measured weekly over a 1-Year period relative to the S&P Mid Cap 400, and 0.88 over the last three- years. We remain comfortable with this performance relative to the benchmark as we believe the high-quality factor within small- and mid-cap stocks is of great importance given how many unprofitable companies exist in the space. The Fund’s high-quality bias lends stability in earnings and revenue which are an investor’s friend in times of volatility.

With the Fed embarking on its first rate cutting cycle since the Covid-19 pandemic in 2020, small- and mid-cap stocks are poised to benefit from a lower rate environment and valuations, specifically within the small- and mid-cap space remain compelling after screening out the unprofitable names. While not out of the woods yet, should the Fed achieve a soft landing, we believe small- and mid- cap stocks can outperform their large cap peers.

The Investor share class of The Monteagle Opportunity Equity Fund (symbol: HEQFX) is currently rated 4 Stars overall according to Morningstar. The overall Morningstar Rating for the Institutional Class shares (symbol: HEQCX) is currently 4 Stars as well.

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2024)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund – Investor Class	15.37%	11.26%	7.94%	$107,299
S&P 500 Index	27.14%	15.90%	12.96%	$169,283

Cumulative Performance Comparison of $50,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$16,574,752	146	54%	$44,567

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	1.16%
2.	W. P. Carey Inc.	1.06%
3.	National Fuel Gas Co.	1.01%
4.	OGE Energy Corp.	1.00%
5.	Cal-Maine Foods, Inc.	1.00%
6.	American States Water Co.	1.00%
7.	Mid-America Apartment Communities, Inc.	0.98%
8.	Brady Corp. Class A	0.94%
9.	Boise Cascade Co.	0.90%
10.	Zoom Video Communications, Inc.	0.90%
	Total % of Net Assets	9.95%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

ANNUAL SHAREHOLDER REPORT

August 31, 2024

MONTEAGLE OPPORTUNITY EQUITY FUND – INSTITUTIONAL CLASS

HEQCX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Institutional Class – HEQCX (the “Fund”) for the period September 1, 2023 to August 31, 2024.

You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Opportunity Equity Fund - Institutional Class	$141	1.31%

managment’s discussion of fund performance

The Monteagle Opportunity Equity Fund trailed its benchmark over the past 12 months but has outperformed in the last three months ending August 31, 2024. From August 31, 2023 to August 31, 2024, the Fund returned 15.68%, shy of the S&P Mid 400’s return of 18.72%. In the most recent three months ending August 31, 2024, the Fund has returned 5.17%, outperforming the Mid 400’s 4.05% return over the same period.

Strategy

The sub-adviser's allocation decisions were net positive contributors to performance over the last twelve months, while security selection was a detractor. Specifically, the Fund’s overweight to the Industrials sector had the greatest positive effect on the portfolio’s returns while the relative underweight to the Consumer Discretionary sector was the biggest detractor.

Techniques

The Monteagle Opportunity Equity Fund follows its stated investment approach selecting the most attractive high-quality mid-cap and small-cap securities according to the process derived from our years of research. The portfolio will continue with weightings to land the overall strategy in the mid-cap blend style and is likely to lean slightly toward value versus growth given our knowledge of the history of the process and outcomes.

History shows that the high-quality focus of the Fund often leads to a low beta relative to the mid-cap index. As the S&P 400 Mid-Cap Index and financial markets overall have rallied the Fund has participated, but to a lesser degree with the Fund boasting a 0.95 beta measured weekly over a 1-Year period relative to the S&P Mid Cap 400, and 0.88 over the last three- years. We remain comfortable with this performance relative to the benchmark as we believe the high-quality factor within small- and mid-cap stocks is of great importance given how many unprofitable companies exist in the space. The Fund’s high-quality bias lends stability in earnings and revenue which are an investor’s friend in times of volatility.

With the Fed embarking on its first rate cutting cycle since the Covid-19 pandemic in 2020, small- and mid-cap stocks are poised to benefit from a lower rate environment and valuations, specifically within the small- and mid-cap space remain compelling after screening out the unprofitable names. While not out of the woods yet, should the Fed achieve a soft landing, we believe small- and mid- cap stocks can outperform their large cap peers.

The Investor share class of The Monteagle Opportunity Equity Fund (symbol: HEQFX) is currently rated 4 Stars overall according to Morningstar. The overall Morningstar Rating for the Institutional Class shares (symbol: HEQCX) is currently 4 Stars as well.

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2024)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund - Institutional Class	15.68%	11.78%	8.45%	$112,552
S&P 500 Index	27.14%	15.90%	12.96%	$169,283

Cumulative Performance Comparison of $50,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$16,574,752	146	54%	$44,567

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	1.16%
2.	W. P. Carey Inc.	1.06%
3.	National Fuel Gas Co.	1.01%
4.	OGE Energy Corp.	1.00%
5.	Cal-Maine Foods, Inc.	1.00%
6.	American States Water Co.	1.00%
7.	Mid-America Apartment Communities, Inc.	0.98%
8.	Brady Corp. Class A	0.94%
9.	Boise Cascade Co.	0.90%
10.	Zoom Video Communications, Inc.	0.90%
	Total % of Net Assets	9.95%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

ANNUAL SHAREHOLDER REPORT

August 31, 2024

MONTEAGLE ENHANCED EQUITY INCOME FUND – INSTITUTIONAL CLASS

EEIFX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Monteagle Enhanced Equity Income Fund – Institutional Class - EEIFX (the “Fund”) for the period September 1, 2023 to August 31, 2024.

You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Enhanced Equity Income Fund - Institutional Class	$149	1.36%

managment’s discussion of fund performance

The Fund enjoyed positive returns for the year ended August 31, 2024. The 12-month total return was 19.44% for the period vs 13.44% on the respective index. The return was buoyed by favorable stock market conditions as the fed halted their aggressive rate hiking campaign and moved towards cutting interest rates. The stock portfolio returns combined with the option writing income helped produce the favorable return.

Strategy

The Fund managers tactical asset allocation strategy also contributed to favorable returns by adjusting the sectors exposure within the portfolio during the year. The strategy is to maintain long positions in quality equity securities expected to appreciate over the long term. The portfolio manager will then seek to write options above the purchase price in an effort to boost income and total return. The targeted securities typically will not have a beta to the overall market that will make it too difficult to keep in the portfolio. In the event the security has risen above the strike price on the option contract expiration date, the securities will be called away and the manager will seek to reinvest in a prudent manner. The Fund also seeks to capture the dividend income on portfolio securities and factors this into derivative selection.

Techniques

During the period the Fund used tactical allocations to the various sectors within the equity markets. The Fund was underweight the information technology sector compared to the S&P 500 index, however the security selection within the sector was strong. The decision was driven by the recent valuations of large cap technology stocks. The Fund manager was also patient in redeploying funds to called away to positions as the rates on money markets over the period hovered above 5%. The Fund also used an allocation to the SPY indexed ETF to maintain market exposure while funds are in the process of being reinvested to the target portfolio. While valuations in some target portfolio companies became stretched, the favorable rates on money market proved fruitful while remaining patient. The rest of the portfolio remained close to index weighting on sector allocation.

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2024)

	Onen Year	Since Inception	Dollar Value
Monteagle Enhanced Equity Income Fund – Institutional Class	19.44%	15.30%	$62,829
CBOE S&P 500 BuyWrite Monthly Index	13.55%	12.55%	$60,434
S&P 500 Index	27.14%	25.58%	$72,031

Cumulative Performance Comparison of $50,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$13,840,201	48	234%	$38,953

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	12.61%
2.	Microsoft Corp.	5.43%
3.	Salesforce.com, Inc.	4.02%
4.	Starbucks Corp.	3.76%
5.	SPDR S&P 500 ETF Trust	3.67%
6.	Fiserv, Inc.	3.53%
7.	Visa Inc. Class A	3.19%
8.	Walmart, Inc.	3.18%
9.	Mastercard Incorporated	3.14%
10.	Prologis, Inc.	3.14%
	Total % of Net Assets	45.67%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

ANNUAL SHAREHOLDER REPORT

August 31, 2024

THE TEXAS FUND – INSTITUTIONAL CLASS

BIGTX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about The Texas Fund – Institutional Class – BIGTX (the “Fund”) for the period September 1, 2023 to August 31, 2024.

You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

The Texas Fund - Institutional Class	$189	1.73%

managment’s discussion of fund performance

The Fund enjoyed positive returns for the year ended August 31, 2024, buoyed in part by favorable stock market conditions. The S&P 400 Mid Cap Index and S&P 500 Equal Weight Index slightly edged out higher performance than BIGTX, with returns of 18.75% and 19.49%, respectively, compared to the Fund’s 18.39% return. The positive performance of the Fund was primarily attributable to select outperforming stocks and sector weightings from a tactical allocation strategy. Specifically, the Fund is currently overweight Industrials, Financials, and Consumer Discretionary, which were three of the top five best performing sectors within the S&P in the most recent quarter. The Fund outperforms the Russell 2000 for the rolling one-year, three-year, and five-year period and closely lags the S&P Midcap on a one-year period and outperforms the rolling three- and five-year period.

Strategy

The Fund’s investment goal is long-term capital appreciation. The Fund invests in a broad market capitalization across the various sectors and sizes of the Texas economy keeping 80% or more of the fund invested in: 1) companies headquartered in Texas, 2) organized under Texas state laws, or 3) derive 50% of revenues or profits or have 50% of their assets in Texas. The adviser limits the pool of stocks considered for purchase to only those equities with market capitalization greater than $500 million. The adviser also limits the amount in any one sector to less than 25% of the overall portfolio of companies.

Techniques

In selecting stocks, the Fund’s adviser uses a formula ranking stocks in each sector. Company rankings are determined by the Fund’s adviser after analyzing the financials, valuation, and growth prospects in comparison with their peers in the sector. The advisor considers the macro environment as well as sector opportunities to determine how heavily to weight a sector. The overall objective is to hold higher ranked companies for a long-term period to allow the capture of their growth within the Texas economy.

Since there are a number of small and mid-cap companies in Texas and the fund advisers do not give specific preference large caps, the fund tends to have an average market capitalization between $4 billion to $6 billion. The Fund also maintains investments across the spectrum of Texas companies from those considered to be value companies to those considered growth companies.

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2024)

	One Year	Five Year	Ten Year	Dollar Value
The Texas Fund – Institutional Class	18.39%	11.59%	4.83%	$80,159
S&P 500 Index	27.14%	15.90%	12.96%	$169,283

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$13,601,454	121	52%	$38,246

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	8.00%
2.	CorVel Corp.	1.94%
3.	IES Holdings, Inc.	1.81%
4.	United States Lime & Mineral, Inc.	1.77%
5.	McKesson Corp,	1.73%
6.	TPG Inc.	1.72%
7.	Independent Bank Group, Inc.	1.52%
8.	Comerica Inc.	1.51%
9.	Cirrus Logic, Inc.	1.48%
10.	Q2 Holdings, Inc.	1.47%
	Total % of Net Assets	22.95%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

ITEM 2. CODE OF ETHICS.

a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Larry J. Anderson. Mr. Anderson is “independent” for purposes of this item.

ITEM 4. PRINICPAL ACCOUNTANT FEES AND SERVICES.

a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $46,000 and $57,500 with respect to the registrant’s fiscal years ended August 31, 2024 and 2023, respectively.

b)	Audit-Related Fees. The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $1,500 and $1,500 with respect to the registrant’s fiscal years ended August 31, 2024 and 2023, respectively. The services comprising these fees are for consents and review of the registrant’s dividend calculations.

c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $16,000 and $21,500 with respect to the registrant’s fiscal years ended August 31, 2024 and 2023, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2024 and 2023, respectively. The services comprising these fees were for the review of the Funds’ semi annual financial report.

(e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of regulation S-X.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X.

f)	Less than 50% of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time permanent employees.

g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2024 and 2023, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser or sub-advisers.

(h)	The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in annual report to shareholders filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT COMPANIES.

Monteagle Funds

Select Value Fund
Institutional Class - MVEIX

Opportunity Equity Fund
Investor Class - HEQFX
Institutional Class – HEQCX

Enhanced Equity Income Fund
Institutional Class - EEIFX

The Texas Fund
Institutional Class - BIGTX

Annual Financial Statements
August 31, 2024

MONTEAGLE FUNDS

	Monteagle Select Value Fund
	Schedule of Investments
	August 31, 2024

Shares		Fair Value

COMMON STOCKS - 82.64%

Automobiles & Components - 2.34%
11,847	BorgWarner, Inc.	$ 403,627

Banks - 0.71%
2,600	U.S. Bancorp	122,798

Capital Goods - 2.42%
1,650	Illinois Tool Works, Inc.	417,747

Chemicals - 3.96%
8,100	DuPont de Nemours, Inc.	682,425

Commercial & Professional Services - 4.78%
5,200	Leidos Holdings, Inc.	824,252

Consumer Durables & Apparel -3.89%
11,120	Newell Brands, Inc.	78,841
4,500	PulteGroup, Inc.	592,425
		671,266
Diversified Financials - 4.26%
10,200	Nasdaq, Inc.	735,216

Food, Beverage & Tobacco - 4.70%
6,556	Archer-Daniels Midland Co.	399,850
3,584	J.M. Smucker Co.	411,013
		810,863
Healthcare Equipment & Services - 8.17%
3,800	Baxter International, Inc.	144,172
4,000	Dexcom, Inc. *	277,360
700	Humana, Inc.	248,129
2,500	Medtronic PLC	221,450
2,150	Steris PLC	518,365
		1,409,476
Insurance - 7.09%
2,300	Progressive Corp.	580,060
2,200	Willis Towers Watson PLC	642,642
		1,222,702
Media & Entertainment - 2.40%
12,680	Interpublic Group of Cos., Inc.	413,495

Oil, Gas & Consumable Fuels - 2.25%
13,612	APA Corp.	387,806

Retailing - 2.96%
1,450	Dollar General Corp.	120,306
9,391	LKQ Corp.	390,572
		510,878
Semiconductors & Semiconductor Equipment - 4.63%
3,400	Micron Technology, Inc.	$ 327,216
4,296	Skyworks Solutions, Inc.	470,799
		798,015
Software & Services - 6.55%
5,784	Cognizant Technology Solutions Corp.	449,822
2,103	EPAM Systems, Inc. *	422,198
1,400	VeriSign, Inc. *	257,460
		1,129,480
Technology Hardware & Equipment - 8.18%
5,800	Cisco Systems, Inc.	293,132
3,500	IPG Photonics Corp. *	239,295
2,852	Keysight Technologies, Inc. *	439,550
1,016	Teledyne Technologies, Inc. *	439,725
		1,411,702
Transportation - 2.86%
1,650	FedEx Corp.	492,970

Utilities - 10.49%
5,800	Ameren Corp.	478,558
5,900	Eversource Energy	398,427
6,000	NextEra Energy, Inc.	483,060
7,350	Xcel Energy, Inc.	450,041
		1,810,086

TOTAL FOR COMMON STOCKS (Cost $14,112,687) - 82.64%		14,254,804

REAL ESTATE INVESTMENT TRUSTS - 1.30%
2,000	Crown Castle International Corp.	224,040

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $381,784) - 1.30%		224,040

MONEY MARKET FUND - 16.02%
2,763,873	Federated Hermes Government Obligations Fund - Institutional Class, 5.16% **	2,763,873

TOTAL FOR MONEY MARKET FUND (Cost $2,763,873) - 16.02%		2,763,873

TOTAL INVESTMENTS (Cost $17,258,344) - 99.96%		17,242,717

OTHER ASSETS LESS LIABILITIES - 0.04%		5,963

NET ASSETS - 100.00%		$17,248,680

* Non-Income producing.
** 7-day yield as of August 31, 2024.
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

	Monteagle Opportunity Equity Fund
	Schedule of Investments
	August 31, 2024

Shares		Fair Value

COMMON STOCKS - 91.85%

Agricultural Chemicals - 0.37%
13,200	ICL Group Ltd.	$ 60,588

Agricultural Products-Livestock & Animal Specialties - 1.00%
2,300	Cal-Maine Foods, Inc.	165,692

Automobiles & Components - 2.39%
2,371	General Motors Co.	118,028
8,491	Stellantis NV (Netherlands)	142,479
1,333	Visteon Corp. *	134,940
		395,447
Banks - 4.70%
2,600	Bank OZK	112,710
1,454	Bank of Montreal	121,583
2,455	Fifth Third Bancorp.	104,804
4,700	Fulton Financial Corp.	90,945
572	PNC Financial Services Group, Inc.	105,871
5,756	Regions Financial Corp.	134,805
2,304	U.S. Bancorp.	108,818
		779,536
Bituminous Coal & Lignite Surface Mining - 0.57%
392	Alpha Metallurgical Resources, Inc.	93,747

Capital Goods - 10.24%
570	Acuity Brands, Inc.	145,179
1,000	AGCO Corp.	91,040
500	Applied Industrial Technologies, Inc.	102,560
1,100	Boise Cascade Co.	149,182
346	Curtis-Wright Corp.	109,288
10,343	DNOW, Inc. *	134,666
1,460	Donaldson Co., Inc.	106,186
363	EMCOR Group, Inc.	142,681
400	Huntington Ingalls Industries, Inc.	113,108
1,629	MSC Industrial Direct Co., Inc. Class A	133,969
667	Owens Corning, Inc.	112,543
789	Powell Industries, Inc.	132,110
400	Snap-on, Inc. Class A	113,496
1,213	Textron, Inc.	110,626
		1,696,634
Chemicals - 1.05%
825	Eastman Chemical Co.	84,455
900	LyondellBasell Industries NV Class A	88,830
		173,285
Commercial & Professional Services - 2.08%
1,973	ABM Industries, Inc.	112,757
2,300	HNI Corp.	123,855
1,838	WNS Holdings Ltd. (India) *	108,810
		345,422
Construction Materials - 1.31%
1,205	CRH PLC	109,378
1,356	Knife River Corp. *	106,948
		216,326
Consumer Discretionary Distribution & Retail - 1.55%
3,496	Caleres, Inc.	$ 147,286
2,649	LKQ Corp.	110,172
		257,458
Consumer Durables & Apparel - 2.61%
1,274	Columbia Sportswear Co.	102,850
2,458	Gildan Activewear, Inc. Class A	112,159
1,300	Polaris, Inc.	110,045
2,357	Worthington Enterprises, Inc.	107,951
		433,005
Consumer Services - 2.54%
2,257	Frontdoor, Inc. *	108,517
9,027	Sportradar Group AG Class A *	104,984
6,092	Wendy's Co.	103,077
3,089	Yum China Holdings, Inc. (China)	104,439
		421,017
Containers & Packaging - 0.48%
1,400	Sonoco Products Co.	79,198

Electric Services - 0.89%
2,500	Black Hills Corp.	147,800

Energy - 2.38%
1,975	SM Energy Co.	90,119
2,166	Suncor Energy, Inc.	87,810
1,967	Teekay Tankers Ltd. Class A (Bermuda)	111,883
2,913	Torm PLC Class A	105,130
		394,942
Energy Equipment & Services - 1.00%
1,900	Halliburton Co.	59,071
5,221	Liberty Energy, Inc. Class A	107,500
		166,571
Financial Services - 3.28%
721	Capital One Financial Corp.	105,937
15,881	Dlocal Ltd. Class A (Uruguay) *	141,658
1,014	Interactive Brokers Group, Inc. Class A	130,694
2,787	Janus Henderson Group PLC	104,819
500	Raymond James Financial, Inc.	59,785
		542,893
Food & Staples Retailing - 0.60%
1,884	The Kroger Co.	100,248

Food, Beverage & Tobacco - 2.58%
1,945	Archer-Daniels Midland Co.	118,625
5,373	Nomad Foods Ltd.	101,012
1,956	Universal Corp.	106,211
3,881	Vita Coco Co., Inc. *	101,372
		427,220
Health Care Equipment & Services - 3.89%
2,630	Baxter International, Inc.	99,782
1,431	Henry Schein, Inc. *	100,957
279	Humana, Inc.	98,897
7,708	InMode Ltd. (Israel) *	128,801
300	Molina Healthcare, Inc. *	104,937
453	ResMed, Inc.	110,994
		644,368
Heavy Construction Other Than Building Construction Contractors - 0.71%
980	Sterling Infrastructure, Inc. *	$ 117,139

Hotels, Restaurants & Leisure - 1.22%
1,500	Boyd Gaming Corp.	90,030
803	Expedia Group, Inc. Class A *	111,689
		201,719
Household & Personal Products - 0.63%
4,750	Kenvue, Inc.	104,262

Industrial Trucks, Tractors, Trailors & Stackers - 0.58%
1,700	Terex Corp.	96,509

Insurance - 4.67%
800	Arch Capital Group Ltd. (Bermuda) *	90,472
1,624	Axis Capital Holdings Ltd. (Bermuda)	129,725
1,600	CNA Financial Corp.	83,072
331	Everest Re Group Ltd. (Bermuda)	129,831
509	RenaissanceRe Holdings Ltd. (Bermuda)	129,688
1,992	Sun Life Financial, Inc.	108,604
891	The Hartford Financial Services Group, Inc.	103,445
		774,837
Investment Advice - 2.06%
500	Evercore, Inc. Class A	122,870
3,662	Federated Hermes, Inc. Class B	125,607
1,700	Victory Capital Holdings, Inc. Class A	92,769
		341,246
Materials - 0.51%
30,360	B2Gold Corp. (Canada)	85,008

Media & Entertainment - 0.84%
381	Electronic Arts, Inc.	57,843
3,398	Liberty Media Corp. Class C *	80,974
		138,817
Metal Shipping Barrels, Drums, Kegs & Pails - 0.45%
1,200	Greif, Inc. Class A	75,024

Miscellaneous Manufacturing Industries - 0.94%
2,100	Brady Corp. Class A	155,484

Natural Gas Distribution - 1.01%
2,800	National Fuel Gas Co.	167,328

Oil & Gas Exploration & Production - 0.44%
496	Chord Energy Corp.	73,621

Oil & Gas Field Services - 0.36%
9,300	RPC, Inc.	59,706

Oil, Gas & Consumable Fuels - 0.65%
2,422	Devon Energy Corp.	108,457

Operative Builders - 1.33%
720	M/I Homes, Inc. *	114,746
530	Meritage Homes Corp.	104,977
		219,723
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.49%
700	Zimmer Biomet Holdings, Inc.	$ 80,822

Petroleum Refining - 0.65%
730	Valero Energy Corp.	107,113

Pharmaceuticals, Biotechnology & Life Science - 2.35%
6,270	Catalyst Pharmaceuticals, Inc. *	126,967
1,980	Incyte Corp. *	130,007
363	United Therapeutics Corp. *	131,969
		388,943
Radio Telephone Communications - 0.35%
3,600	TELUS Corp.	58,104

Real Estate - 0.83%
1,201	CBRE Group, Inc. Class A *	138,283

Retail-Eating Places - 0.74%
777	Darden Restaurants, Inc.	122,883

Retail-Jewelry Stores - 0.81%
1,600	Signet Jewelers Ltd. (Bermuda)	134,560

Retail-Lumber & Other Building Materials Dealer - 0.71%
675	Builders FirstSource, Inc. *	117,450

Retail-Miscellaneous Shopping Goods Stores - 0.70%
2,100	Academy Sports & Outdoors, Inc.	116,508

Retailing - 0.59%
724	Williams-Sonoma, Inc.	97,255

Rolling Drawing & Extruding Of Nonferrous Metals - 0.83%
1,896	Mueller Industries, Inc.	137,858

Semiconductors & Semiconductor Equipment - 1.41%
427	Nova Ltd. (Israel) *	95,456
3,137	Tower Semiconductor Ltd. (Israel) *	138,624
		234,080
Services-Commercial Physical & Biological Research - 1.15%
500	Charles River Laboratories International, Inc. *	98,875
258	Medpace Holdings, Inc. *	91,660
		190,535
Services-Computer Programming Services - 1.23%
1,306	Cognizant Technology Solutions Corp. Class A	101,568
2,779	Doximity, Inc. Class A *	102,212
		203,780
Software & Services - 9.43%
7,446	A10 Networks, Inc.	$ 102,531
2,094	ACI Worldwide, Inc. Class A *	105,454
528	Check Point Software Technology Ltd. (Israel) *	101,640
4,567	Clear Secure, Inc. Class A	138,791
801	CommVault Systems, Inc. *	124,475
1,300	Dolby Laboratories, Inc. Class A	92,768
2,900	Genpact Ltd. (Bermuda)	113,767
862	Interdigital, Inc.	119,439
717	Leidos Holdings, Inc.	113,652
6,500	PagSeguro Digital Ltd. Class A (Brazil) *	71,955
782	Qualys, Inc. *	97,883
13,510	Sprinklr, Inc. Class A *	121,185
8,584	UiPath, Inc. Class A *	110,562
2,159	Zoom Video Communications, Inc. Class A *	149,144
		1,563,246
Surgical & Medical Instruments & Apparatus - 0.72%
489	TeleFlex, Inc.	119,888

Technology Hardware & Equipment - 1.41%
1,388	ePlus, Inc. *	133,192
1,103	Logitech International S.A. (Switzerland)	100,384
		233,576
Transportation - 3.54%
1,253	ArcBest Corp.	133,194
371	Fedex Corp.	110,844
4,772	Global Ship Lease, Inc.	119,682
650	Landstar System, Inc.	118,664
541	Old Dominion Freight Line, Inc.	104,305
		586,689
Utilities - 2.00%
2,033	American States Water Co.	165,527
4,200	OGE Energy Corp.	166,152
		331,679

TOTAL FOR COMMON STOCKS (Cost $13,702,244) - 91.85%		15,223,529

REAL ESTATE INVESTMENT TRUSTS - 7.03%
1,092	Camden Property Trust	136,718
1,179	Crown Castle, Inc.	132,072
2,722	CubeSmart	141,081
2,463	First Industrial Realty Trust	139,726
1,000	Mid-America Apartment Communities, Inc.	162,370
413	Public Storage	141,956
3,339	STAG Industrial, Inc. Class A	135,497
2,939	W.P. Carey, Inc.	176,399
		1,165,819

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,038,726) - 7.03%		1,165,819

MONEY MARKET FUND - 1.16%
191,470	Federated Hermes Government Obligations Fund - Institutional Class, 5.16% **	191,470

TOTAL FOR MONEY MARKET FUND (Cost $191,470) - 1.16%		191,470

TOTAL INVESTMENTS (Cost $14,932,440) - 100.04%		16,580,818

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04)%		(6,066)

NET ASSETS - 100.00%		$ 16,574,752

* Non-Income producing.
** 7-day yield as of August 31, 2024.
NV - Naamloze Vennootschap, a Dutch term for public limited company.
The accompanying notes are an integral part of these financial statements.

	Monteagle Enhanced Equity Income Fund
	Schedule of Investments
	August 31, 2024

Shares		Fair Value

COMMON STOCKS - 72.70%

Automobiles & Components - 2.26%
9,200	Borgwarner, Inc. ●	$ 313,444

Capital Goods - 5.25%
1,100	Eaton Corp. PLC (a) ●	337,623
1,300	General Dynamics Corp. (a) ●	389,168
		726,791
Consumer Discretionary Distribution & Retail - 2.71%
2,100	Amazon.com, Inc. * ●	374,850

Consumer Services - 6.77%
1,900	Hilton Worldwide Holdings, Inc. (a) ●	417,316
5,500	Starbucks Corp. (a) ●	520,135
		937,451
Consumer Staples Distribution & Retail - 3.18%
5,700	Walmart, Inc. (a) ●	440,211

Data & Transaction Processing- 6.68%
2,800	Fiserv, Inc. * (a) ●	488,880
900	Mastercard, Inc. Class A (a) ●	435,006
		923,886
Energy - 2.81%
3,300	Exxon Mobil Corp. (a)●	389,202

Financial Services - 8.89%
3,400	Apollo Global Management, Inc. * (a) ●	393,482
2,700	Ares Management Corp. (a) ●	395,280
1,600	Visa, Inc. Class A (a) ●	442,192
		1,230,954
Healthcare Equipment & Services - 4.64%
700	Humana, Inc. ●	248,129
800	Intuitive Surgical, Inc. (a) * ●	394,104
		642,233
Materials - 2.76%
800	Linde PLC (United Kingdom) (a) ●	382,600

Media & Entertainment - 2.83%
2,400	Alphabet, Inc. Class A *** ●	392,112

Medical Instruments & Equipment - 3.11%
700	Thermo Fisher Scientific, Inc. (a) ●	430,549

Pharmaceuticals, Biotechnology & Life Sciences - 2.92%
2,900	Novo-Nordisk AS ADR (a) ●	403,564

Telecommunication Services - 3.02%
2,100	T-Mobile US, Inc. (a) ●	417,312

Software & Services - 9.45%
1,800	Microsoft Corp. ●	750,852
2,200	Salesforce.com, Inc. ●	556,380
		1,307,232
Technology Hardware & Equipment - 2.34%
2,800	Dell Technologies, Inc. Class C (a) ●	$ 323,512

Utilities - 3.08%
5,300	NextEra Energy, Inc. (a) ●	426,703

TOTAL FOR COMMON STOCKS (Cost $9,989,295) - 72.70%		10,062,606

EXCHANGE TRADED FUND - 3.67%
900	SPDR S&P 500 ETF Trust (a) ●	507,312
		507,312

TOTAL FOR EXCHANGE TRADED FUND (Cost $465,988) - 3.67%		507,312

REAL ESTATE INVESTMENT TRUSTS - 5.27%
3,400	Prologis, Inc. (a) ●	434,588
1,300	SBA Communications Corp. ●	294,658
		729,246

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $770,542) - 5.27%		729,246

MONEY MARKET FUND - 12.61%
1,744,741	Federated Hermes Government Obligations Fund - Institutional Class, 5.16% ** ●	1,744,741

TOTAL FOR MONEY MARKET FUND (Cost $1,744,741) - 12.61%		1,744,741

TOTAL INVESTMENTS (Cost $12,970,566) - 94.25%		13,043,905

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $100,754) - (0.98)%		(135,028)

OTHER ASSETS LESS LIABILITIES - 6.73%		931,324

NET ASSETS - 100.00%		$ 13,840,201

(a) Subject to written option contracts.
* Non-Income producing.
** 7-day yield as of August 31, 2024.
● All or a portion of this security is held as collateral for written options.
Total value of collateral for written options is $11,341,417 representing 81.95% of net assets.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Monteagle Enhanced Equity Income Fund
Schedule of Written Options
August 31, 2024

WRITTEN OPTIONS - (0.98)%

CALL OPTIONS - (0.98)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
Apollo Global Management, Inc.	Interactive Brokers, LLC	(34)	$ (397,800)	$ 117.00	9/20/2024	$ (5,168)
Ares Management Corp.	Interactive Brokers, LLC	(27)	(405,000)	150.00	9/20/2024	(3,915)
Dell Technologies, Inc. Class C	Interactive Brokers, LLC	(28)	(378,000)	135.00	9/20/2024	(1,372)
Eaton Corp. PLC	Interactive Brokers, LLC	(11)	(352,000)	320.00	9/20/2024	(3,003)
Exxon Mobil Corp.	Interactive Brokers, LLC	(33)	(396,000)	120.00	9/20/2024	(3,828)
Fiserv, Inc.	Interactive Brokers, LLC	(28)	(483,000)	172.50	9/20/2024	(10,472)
General Dynamics Corp.	Interactive Brokers, LLC	(13)	(390,000)	300.00	9/20/2024	(5,070)
Hilton Worldwide Holdings, Inc.	Interactive Brokers, LLC	(19)	(418,000)	220.00	9/20/2024	(6,536)
Intuitive Surgical, Inc.	Interactive Brokers, LLC	(8)	(400,000)	500.00	9/20/2024	(3,408)
Linde PLC	Interactive Brokers, LLC	(8)	(376,000)	470.00	9/20/2024	(8,880)
Mastercard, Inc. Class A	Interactive Brokers, LLC	(9)	(427,500)	475.00	9/20/2024	(11,520)
NextEra Energy, Inc.	Interactive Brokers, LLC	(53)	(437,250)	82.50	9/20/2024	(5,406)
Novo Nordisk AS	Interactive Brokers, LLC	(29)	(420,500)	145.00	9/20/2024	(6,525)
Prologis, Inc.	Interactive Brokers, LLC	(34)	(425,000)	125.00	9/20/2024	(13,940)
SPDR S&P 500 ETF Trust	Interactive Brokers, LLC	(9)	(504,000)	560.00	9/20/2024	(8,073)
Starbucks Corp.	Interactive Brokers, LLC	(55)	(550,000)	100.00	9/20/2024	(2,200)
Thermo Fisher Scientific, Inc.	Interactive Brokers, LLC	(7)	(434,000)	620.00	9/20/2024	(7,000)
T-Mobile US, Inc.	Interactive Brokers, LLC	(21)	(420,000)	200.00	9/20/2024	(6,615)
Visa, Inc. Class A	Interactive Brokers, LLC	(16)	(444,000)	277.50	9/20/2024	(6,080)
Walmart, Inc.	Interactive Brokers, LLC	(57)	(427,500)	75.00	9/20/2024	(16,017)
Total Call Options (Premiums Received $100,754) - (0.98)%						(135,028)

TOTAL WRITEN OPTIONS (Premiums Received $100,754) - (0.98)%						$ (135,028)

* Non-income producing securities during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at August 31, 2024.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
The accompanying notes are an integral part of these financial statements.

	The Texas Fund
	Schedule of Investments
	August 31, 2024

Shares		Fair Value

COMMON STOCKS - 90.88%

Automobiles & Components - 0.73%
465	Tesla, Inc. *	$ 99,561

Banks - 9.34%
3,590	Comerica, Inc.	205,025
845	Cullen/Frost Bankers, Inc.	94,834
665	First Financial Bankshares, Inc.	24,319
3,545	Independent Bank Group, Inc.	206,390
2,440	International Bancshares Corp.	154,159
1,598	Mr. Cooper Group, Inc. *	149,908
1,375	Prosperity Bancshares, Inc.	101,173
2,760	South Plains Financial, Inc.	96,352
4,903	Stellar Bancorp, Inc.	133,705
4,160	Veritex Holdings, Inc.	104,790
		1,270,655
Capital Goods - 11.68%
422	CSW Industrials, Inc.	142,480
292	Caterpillar, Inc.	103,981
456	Comfort Systems USA, Inc.	161,205
1,850	Distribution Solutions Group, Inc. *	68,857
1,322	IES Holdings, Inc. *	246,593
3,145	Kratos Defense & Security Solutions, Inc. *	72,146
208	Lennox International, Inc.	122,760
4,672	DNOW, Inc. *	60,829
394	Powell Industries, Inc	65,971
1,888	Quanex Building Products Corp.	52,165
242	Quanta Services, Inc.	66,581
2,550	Rush Enterprises, Inc. Class A	134,385
5,675	Thermon Group Holdings, Inc. *	178,365
3,383	Trinity Industries, Inc.	111,673
		1,587,991
Chemicals - 2.03%
535	Celanese Corp. Series A	69,871
4,881	Kronos Worldwide, Inc.	56,424
1,031	Westlake Corp.	149,949
		276,244
Commercial & Professional Services - 2.73%
4,220	CECO Environmental Corp. *	122,169
1,180	Copart, Inc. *	62,493
5,062	Ennis, Inc.	121,032
310	Waste Management, Inc.	65,732
		371,426
Construction & Engineering - 1.03%
719	AECOM	72,001
990	KBR, Inc.	68,666
		140,667
Construction Materials - 2.83%
559	Eagle Materials, Inc.	144,082
2,950	United States Lime & Mineral, Inc.	241,103
		385,185
Consumer Durables & Apparel - 3.67%
563	D.R. Horton, Inc.	$ 106,272
2,338	Green Brick Partners, Inc. *	184,188
3,800	Legacy Housing Corp.	102,448
990	LGI Homes, Inc. *	106,801
		499,709
Consumer Services - 3.68%
2,480	Brinker International, Inc. *	177,370
1,500	Chuy's Holdings, Inc. *	55,800
1,300	Service Corp. International	101,751
430	Wingstop, Inc.	166,027
		500,948
Diversified Financials - 4.57%
1,380	Main Street Capital Corp.	68,172
10,115	P10, Inc. Class A	101,656
2,750	Sixth Street Specialty Lending, Inc.	58,410
183	Texas Pacific Land Corp.	159,007
4,650	TPG, Inc. Class A	234,592
		621,837
Energy - 0.98%
2,143	HF Sinclair Corp.	105,307
160	Marathon Petroleum Corp.	28,339
		133,646
Energy Equipment & Services - 1.59%
903	Cactus, Inc. Class A	53,747
3,015	ChampionX Corp.	93,857
5,892	Select Water Solutions, Inc. Class A	67,935
		215,539
Engineering & Construction - 0.79%
1,174	Arcosa, Inc.	107,409

Financial Services - 0.47%
2,530	Capital Southwest Corp.	64,085

Food, Beverage & Tobacco - 1.27%
4,701	Keurig Dr. Pepper, Inc.	172,104

Health Care Equipment & Services - 5.69%
670	Addus HomeCare Corp. *	89,117
821	CorVel Corp. *	263,319
595	Integer Holdings Corp. *	77,392
420	McKesson Corp.	235,654
655	Tenet Healthcare Corp. *	108,625
		774,107
Household & Personal Products - 1.27%
1,193	Kimberly-Clark Corp.	172,579

Insurance - 0.97%
1,250	Globe Life, Inc.	131,312

Integrated Oil & Gas - 0.70%
567	Exxon Mobil Corp.	66,872
498	Occidental Petroleum Corp.	28,376
		95,248
Leisure Products - 1.19%
4,000	YETI Holdings, Inc. *	161,280

Machinery-Diversified - 0.71%
1,945	Flowserve Corp.	$ 97,017

Media & Entertainment - 2.04%
6,320	Cinemark Holdings, Inc. *	173,042
610	Nexstar Media Group, Inc. Class A	104,237
		277,279
Metals & Mining - 0.89%
2,255	Commercial Metals Co.	120,845

Oil & Gas - 0.25%
1,528	Sitio Royalties Corp. Class A	33,967

Oil & Gas Drilling - 0.33%
4,922	Patterson-UTI Energy, Inc.	45,332

Oil & Gas Equipment Services - 0.92%
779	Halliburton Co.	24,219
1,131	Tidewater, Inc. *	100,320
		124,539
Oil & Gas Exploration & Production - 2.36%
687	ConocoPhillips	78,174
133	Diamondback Energy, Inc.	25,950
234	EOG Resources, Inc.	30,144
2,245	Marathon Oil Corp.	64,319
400	Matador Resources Co.	22,688
1,867	Range Resources Corp.	55,786
6,917	Southwestern Energy Co. *	44,130
		321,191
Oil & Gas Refining & Marketing - 1.99%
700	CVR Energy, Inc.	17,794
1,676	Par Pacific Holdings, Inc. *	37,609
760	Phillips 66	106,636
741	Valero Energy Corp.	108,727
		270,766
Oil & Gas Storage & Transportation - 0.79%
168	Cheniere Energy, Inc.	31,124
1,394	Kinder Morgan, Inc.	30,069
311	Targa Resources Corp.	45,686
		106,879
Oil, Gas & Consumable Fuels - 2.86%
3,405	Berry Corp.	21,077
180	Chord Energy Corp.	26,717
1,540	Kinetik Holdings, Inc. Class A	68,130
910	Magnolia Oil & Gas Corp. Class A	23,305
4,363	Permian Resources Corp. Class A	62,129
35,934	Uranium Energy Corp. *	187,935
		389,293
Real Estate Management & Development - 1.01%
4,430	Forestar Group, Inc. *	137,064

Retail & Wholesale-Discretionary - 0.74%
1,826	Academy Sports & Outdoors, Inc.	101,306

Retailing - 1.80%
610	Amazon.com, Inc. *	108,885
360	Group 1 Automotive, Inc.	135,634
		244,519
Semiconductors & Semiconductor Equipment - 1.91%
1,380	Cirrus Logic, Inc. *	$ 201,052
840	Diodes, Inc. *	58,540
		259,592
Software & Services - 7.81%
5,855	Alkami Technology, Inc. *	195,206
2,860	Match Group, Inc. Class A *	106,421
850	Oracle Corp.	120,096
2,690	Q2 Holdings, Inc. *	199,625
14,670	SolarWinds Corp.	187,629
4,665	TaskUs, Inc. Class A *	62,045
325	Tyler Technologies, Inc. *	191,058
		1,062,080
Technology Hardware & Equipment - 2.86%
520	Apple, Inc.	119,080
1,290	Dell Technologies, Inc. Class C	149,047
3,715	Flex Ltd. *	120,700
		388,827
Telecommunication Services - 1.72%
1,000	AST SpaceMobile, Inc. Class A *	29,040
5,170	AT&T, Inc.	102,883
3,535	Frontier Communication Parent, Inc. *	101,808
		233,731
Transportation - 1.74%
895	Kirby Corp. *	107,328
1,775	Uber Technologies, Inc. *	129,806
		237,134
Utilities - 0.94%
1,500	Vistra Corp.	128,145

TOTAL FOR COMMON STOCKS (Cost $8,424,415) - 90.88%		12,361,038

WARRANT - 0.08%
301	Occidental Petroleum Corp., 08/03/2027 @ $22.00 (Notional Value $17,151) *	10,541

TOTAL FOR WARRANT (Cost $0) - 0.08%		10,541

MONEY MARKET FUND - 8.00%
#######	Federated Hermes Government Obligations Fund - Institutional Class, 5.16% **	1,088,054

TOTAL FOR MONEY MARKET FUND (Cost $1,088,054) - 8.00%		1,088,054

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $187,921) - 1.13%		153,600

TOTAL INVESTMENTS (Cost $9,700,390) - 100.09%		13,613,233

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09)%		(11,779)

NET ASSETS - 100.00%		$13,601,454

* Non-Income producing.
** 7-day yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

The Texas Fund
Schedule of Purchased Options
August 31, 2024

PURCHASED OPTIONS - 1.13%

CALL OPTIONS - 0.38% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
iShares 20+ Year Treasury Bond ETF	Pershing, LLC	600	$ 6,000,000	$ 100.00	10/18/2024	$ 51,600
Total Call Options (Premiums Paid $74,567) - 0.38%						51,600

TOTAL CALL OPTIONS (Premiums Paid $74,567) - 0.38%						$ 51,600

PUT OPTIONS - 0.75% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Pershing, LLC	120	6,480,000	540.00	12/20/2024	102,000
Total Put Options (Premiums Paid $113,354) - 0.75%						102,000

TOTAL PUT OPTIONS (Premiums Paid $113,354) - 0.75%						$ 102,000

TOTAL PURCHASED OPTIONS (Premiums Paid $187,921) - 1.13%						$ 153,600

* Non-income producing securities during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at August 31, 2024.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
ETF - Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Monteagle Funds
Statements of Assets and Liabilities
As of August 31, 2024

Assets:	Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Enhanced Equity Income Fund	The Texas Fund
Investment Securities
At Cost	$ 17,258,344	$ 14,932,440	$ 12,970,566	$ 9,700,390

At Fair Value	$ 17,242,717	$ 16,580,818	$ 13,043,905	$ 13,613,233

Cash	500	-	-	500
Deposits with Broker	-	-	928,857	-
Receivables:
Shareholder Subscriptions	-	124	-	-
Dividends	29,263	26,479	21,271	9,848
Interest Income	-	-	255	-
Prepaid Expenses	624	603	181	660
Total Assets	17,273,104	16,608,024	13,994,469	13,624,241

Liabilities:
Options Written at Fair Value	-	-	135,028	-
(Premiums received $100,754)
Payables:
Due to Adviser	7,122	3,338	3,427	3,743
Chief Compliance Officer Fees	2,595	2,496	2,060	2,109
Trustee Fees	4,737	4,933	4,909	4,739
Operating Services Fees	9,970	14,994	8,844	12,196
Shareholder Redemptions	-	7,511	-	-
Total Liabilities	24,424	33,272	154,268	22,787
Net Assets	$ 17,248,680	$ 16,574,752	$ 13,840,201	$ 13,601,454

Net Assets Consist of:
Paid In Capital	$ 16,150,452	$ 14,238,321	$ 13,052,133	$ 9,435,638
Distributable Earnings (Accumulated Deficit)	1,098,228	2,336,431	788,068	4,165,816
Net Assets	$ 17,248,680	$ 16,574,752	$ 13,840,201	$ 13,601,454

Institutional Class Shares
Net Assets	$ 17,248,680	$ 5,768,069	$ 13,840,201	$ 13,601,454
Shares of beneficial interest outstanding (1)	1,480,077	1,021,884	1,298,587	913,816
Net asset value, offering and redemption price per share	$ 11.65	$ 5.64	$ 10.66	$ 14.88

Investor Class Shares
Net Assets		$ 10,806,683
Shares of beneficial interest outstanding (1)		2,179,641
Net asset value, offering and redemption price per share		$ 4.96

(1) Unlimited number of shares of beneficial interest with no par value, authorized.
The accompanying notes are an integral part of these financial statements.

Monteagle Funds
Statements of Operations
For the year ended August 31, 2024

	Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Monteagle Enhanced Equity Income Fund	The Texas Fund
Investment Income:
Dividends (net of $1, $3,261, $414, and $99 of foreign tax withheld)	$ 348,452	$ 322,743	$ 212,060	$ 201,723
Broker Interest Income	-	-	101,421	-
Total Investment Income	348,452	322,743	313,481	201,723

Expenses:
Advisory Fees	77,475	44,567	38,953	38,246
Chief Compliance Officer Fees	26,439	28,337	23,510	22,256
Trustee Fees	12,764	13,065	13,179	12,719
Operating Services Fees:
Institutional Class	108,465	58,665	100,901	136,904
Investor Class		136,265
ICI Membership Fees	930	2,105	298	736
Total Expenses	226,073	283,004	176,841	210,861

Net Investment Income (Loss)	122,379	39,739	136,640	(9,138)

Realized and Unrealized Gain (Loss) on Investments and Options:
Net Realized Gain from Investments	1,848,230	778,618	1,506,926	327,644
Net Realized Gain (Loss) from Written Options	-	-	391,897	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,117,422	933,938	332,540	1,730,029
Net Change in Unrealized Appreciation (Depreciation) on Written Options	-	-	(35,403)	-

Net Realized and Unrealized Gain on Investments	2,965,652	1,712,556	2,195,960	2,057,673

Net Increase in Net Assets Resulting from Operations	$ 3,088,031	$ 1,752,295	$ 2,332,600	$ 2,048,535

The accompanying notes are an integral part of these financial statements.

Monteagle Select Value Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	8/31/2024	8/31/2023
Decrease in Net Assets From Operations:
Net Investment Income	$ 122,379	$ 74,731
Net Realized Gain (Loss) from Investments	1,848,230	(798,089)
Net Change in Unrealized Appreciation on Investments	1,117,422	781,449
Net Increase in Net Assets Resulting from Operations	3,088,031	58,091

Distributions to Shareholders from:
Earnings	(83,917)	(683,381)
Change in Net Assets from Distributions	(83,917)	(683,381)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	101,040	127,003
Shares Issued on Reinvestment of Dividends
Institutional Class	30,691	252,219
Cost of Shares Redeemed:
Institutional Class	(119,910)	(724,596)
Net Increase (Decrease) from Shareholder Activity	11,821	(345,374)

Net Assets:
Net Increase (Decrease) in Net Assets	3,015,935	(970,664)
Beginning of Year	14,232,745	15,203,409
End of Year	$ 17,248,680	$ 14,232,745

The accompanying notes are an integral part of these financial statements.

Monteagle Opportunity Equity Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	8/31/2024	8/31/2023
Increase in Net Assets From Operations:
Net Investment Income	$ 39,739	$ 216,647
Net Realized Gain from Investments	778,618	3,814,055
Net Change in Unrealized Appreciation (Depreciation) on Investments	933,938	(1,654,196)
Net Increase in Net Assets Resulting from Operations	1,752,295	2,376,506

Distributions to Shareholders from:
Earnings:
Institutional Class	(1,254,783)	(1,111,894)
Investor Class	(2,592,017)	(693,946)
Change in Net Assets from Distributions	(3,846,800)	(1,805,840)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	793,729	1,114,993
Investor Class	305,495	783,597
Shares Issued on Reinvestment of Dividends
Institutional Class	1,254,783	1,111,894
Investor Class	2,552,114	684,171
Cost of Shares Redeemed:
Institutional Class	(9,594,424)	(5,673,910)
Investor Class	(2,037,290)	(1,312,390)
Net Decrease from Shareholder Activity	(6,725,593)	(3,291,645)

Net Assets:
Net Decrease in Net Assets	(8,820,098)	(2,720,979)
Beginning of Year	25,394,850	28,115,829
End of Year	$ 16,574,752	$ 25,394,850

The accompanying notes are an integral part of these financial statements.

Monteagle Enhanced Equity Income Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Period Ended
	8/31/2024	8/31/2023	(a)
Increase in Net Assets From Operations:
Net Investment Income	$ 136,640	$ 94,122
Net Realized Gain from Investments and Options	1,898,823	725,894
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	297,137	(258,072)
Net Increase in Net Assets Resulting from Operations	2,332,600	561,944

Distributions to Shareholders from:
Earnings	(1,474,021)	(632,455)
Change in Net Assets from Distributions	(1,474,021)	(632,455)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	595,186	12,675,337
Shares Issued on Reinvestment of Dividends
Institutional Class	940,902	578,283
Cost of Shares Redeemed:
Institutional Class	(1,552,316)	(185,259)
Net Increase (Decrease) from Shareholder Activity	(16,228)	13,068,361

Net Assets:
Net Increase in Net Assets	842,351	12,997,850
Beginning of Period/Year	12,997,850	-
End of Period/Year	$ 13,840,201	$ 12,997,850

(a) For period January 23, 2023 (commencement of operations) through August 31, 2023.

The accompanying notes are an integral part of these financial statements.

The Texas Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	8/31/2024	8/31/2023
Increase in Net Assets From Operations:
Net Investment Income (Loss)	$ (9,138)	$ 12,479
Net Realized Gain from Investments and Options	327,644	868,197
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	1,730,029	(563,762)
Net Increase in Net Assets Resulting from Operations	2,048,535	316,914

Distributions to Shareholders from:
Earnings	(297,718)	(413,990)
Change in Net Assets from Distributions	(297,718)	(413,990)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	1,832,497	1,648,506
Shares Issued on Reinvestment of Dividends
Institutional Class	271,216	354,317
Cost of Shares Redeemed:
Institutional Class	(2,265,934)	(4,301,204)
Net Decrease from Shareholder Activity	(162,221)	(2,298,381)

Net Assets:
Net Increase (Decrease) in Net Assets	1,588,596	(2,395,457)
Beginning of Year	12,012,858	14,408,315
End of Year	$ 13,601,454	$ 12,012,858

The accompanying notes are an integral part of these financial statements.

Monteagle Select Value Fund
Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
Institutional Class Shares	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020

Net Asset Value, at Beginning of Year	$ 9.62	$ 10.04	$ 12.42	$ 10.23	$ 11.05

Income (Loss) From Investment Operations:
Net Investment Income *	0.08	0.05	0.02	0.06	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	2.01	(0.02)	(0.78)	5.55	(0.51)
Total from Investment Operations	2.09	0.03	(0.76)	5.61	(0.36)

Distributions:
From Net Investment Income	(0.06)	(0.03)	(0.03)	(0.09)	(0.13)
From Net Realized Gain	-	(0.42)	(1.59)	(3.33)	(0.33)
Total from Distributions	(0.06)	(0.45)	(1.62)	(3.42)	(0.46)

Net Asset Value, at End of Year	$ 11.65	$ 9.62	$ 10.04	$ 12.42	$ 10.23

Total Return **	21.76%	0.28%	(7.81)%	66.48%	(3.62)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 17,249	$ 14,233	$ 15,203	$ 16,921	$ 11,067
Ratio of Expenses to Average Net Assets	1.46%	1.39%	1.40%	1.44%	1.40%
Ratio of Net Investment Income to Average Net Assets	0.79%	0.50%	0.15%	0.52%	1.43%
Portfolio Turnover	31%	4%	47%	178%	50%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.

Monteagle Opportunity Equity Fund
Financial Highlights
Selected data for an Investor Class share outstanding throughout the year.

	Years Ended
Investor Class Shares	8/31/2024		8/31/2023	8/31/2022	8/31/2021		8/31/2020

Net Asset Value, at Beginning of Year	$ 5.59		$ 5.48	$ 7.30	$ 5.45		$ 5.56

Income (Loss) From Investment Operations:
Net Investment Income *	-	***	0.03	0.01	-	***	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	0.75		0.44	(0.21)	1.87		0.27
Total from Investment Operations	0.75		0.47	(0.20)	1.87		0.31

Distributions:
From Net Investment Income	(0.02)		(0.03)	(0.01)	(0.02)		(0.04)
From Net Realized Gain	(1.36)		(0.33)	(1.61)	-		(0.38)
Total from Distributions	(1.38)		(0.36)	(1.62)	(0.02)		(0.42)

Net Asset Value, at End of Year	$ 4.96		$ 5.59	$ 5.48	$ 7.30		$ 5.45

Total Return **	15.37%		9.00%	(4.44)%	34.31%		5.63%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 10,807		$ 11,072	$ 10,669	$ 12,558		$ 11,215
Ratio of Expenses to Average Net Assets	1.78%		1.70%	1.69%	1.71%		1.61%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.08%		0.50%	0.15%	(0.05)%		0.75%
Portfolio Turnover	54%		80%	46%	58%		53%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
*** Amount less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

Monteagle Opportunity Equity Fund
Financial Highlights
Selected data for a Institutional Class share outstanding throughout the year.

	Years Ended
Institutional Class Shares	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020

Net Asset Value, at Beginning of Year	$ 6.18	$ 6.02	$ 7.85	$ 5.86	$ 5.94

Income (Loss) From Investment Operations:
Net Investment Income *	0.02	0.06	0.04	0.03	0.07
Net Gain (Loss) on Securities (Realized and Unrealized)	0.84	0.49	(0.23)	2.01	0.29
Total from Investment Operations	0.86	0.55	(0.19)	2.04	0.36

Distributions:
From Net Investment Income	(0.04)	(0.06)	(0.03)	(0.05)	(0.06)
From Net Realized Gain	(1.36)	(0.33)	(1.61)	-	(0.38)
Total from Distributions	(1.40)	(0.39)	(1.64)	(0.05)	(0.44)

Net Asset Value, at End of Year	$ 5.64	$ 6.18	$ 6.02	$ 7.85	$ 5.86

Total Return **	15.68%	9.60%	(3.98)%	35.00%	6.18%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 5,768	$ 14,323	$ 17,446	$ 22,128	$ 16,469
Ratio of Expenses to Average Net Assets	1.31%	1.20%	1.19%	1.20%	1.12%
Ratio of Net Investment Income to Average Net Assets	0.43%	0.99%	0.65%	0.43%	1.24%
Portfolio Turnover	54%	80%	46%	58%	53%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
The accompanying notes are an integral part of these financial statements.

Monteagle Enhanced Equity Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period/year.

	Year	Period
	Ended	Ended
Institutional Class Shares	8/31/2024	8/31/2023	(a)

Net Asset Value, at Beginning of Period/Year	$ 10.00	$ 10.00

Loss From Investment Operations:
Net Investment Income *	0.11	0.08
Net Gain on Securities (Realized and Unrealized)	1.71	0.43
Total from Investment Operations	1.82	0.51

Distributions:
From Net Investment Income	(0.11)	(0.51)
From Net Realized Gain	(1.05)	-
Total from Distributions	(1.16)	(0.51)

Net Asset Value, at End of Period/Year	$ 10.66	$ 10.00

Total Return **	19.44%	5.21%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 13,840	$ 12,998
Ratio of Expenses to Average Net Assets ***	1.36%	1.25%	(b)
Ratio of Net Investment Income to Average Net Assets ***	1.05%	1.38%	(b)
Portfolio Turnover	234%	124%	(c)

(a) For period January 23, 2023 (commencement of operations) through August 31, 2023.
(b) Annualized.
(c) Not Annualized.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
*** The ratios of expenses and net investment income to average net assets do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

The Texas Fund
Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
Institutional Class Shares	8/31/2024	8/31/2023	8/31/2022		8/31/2021	8/31/2020

Net Asset Value, at Beginning of Year	$ 12.88	$ 12.81	$ 13.81		$ 9.73	$ 9.58

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.01)	0.01	-	***	(0.05)	-	***
Net Gain (Loss) on Securities (Realized and Unrealized)	2.35	0.44	(0.28)		4.13	0.16
Total from Investment Operations	2.34	0.45	(0.28)		4.08	0.16

Distributions:
From Net Investment Income	(0.01)	(0.02)	-		-	(0.01)
From Return of Capital	-	-	(0.15)		-	-
From Net Realized Gain	(0.33)	(0.36)	(0.57)		-	-
Total from Distributions	(0.34)	(0.38)	(0.72)		-	(0.01)

Net Asset Value, at End of Year	$ 14.88	$ 12.88	$ 12.81		$ 13.81	$ 9.73

Total Return **	18.39%	3.71%	(2.37)%		41.93%	1.68%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 13,601	$ 12,013	$ 14,408		$ 13,974	$ 9,220
Ratio of Expenses to Average Net Assets	1.73%	1.66%	1.60%		1.67%	1.71%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.07)%	0.10%	(0.03)%		(0.36)%	(0.02)%
Portfolio Turnover	52%	61%	56%		94%	137%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
*** Amount less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

Monteagle Funds

Notes to Financial Statements

August 31, 2024

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Select Value Fund

Monteagle Opportunity Equity Fund

Monteagle Enhanced Equity Income Fund

The Texas Fund

The Smart Diversification Fund, previously offered, was closed by the investment adviser, Park Place Capital Corporation, on November 24, 2023.

The Monteagle Select Value Fund (“Select Value Fund”), Monteagle Opportunity Equity Fund (“Opportunity Equity Fund”), Monteagle Enhanced Equity Income Fund (“Enhanced Equity Income Fund”), and The Texas Fund (“Texas Fund”) are each a diversified series of Monteagle Funds. The principal investment objective of each of Select Value Fund, Opportunity Equity Fund and The Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation. The principal investment objective of the Enhanced Equity Income Fund is to seek high current income while maintaining prospects for capital appreciation.

The Funds are authorized to offer one class of shares, Institutional Class shares, except the Opportunity Equity Fund has an Investor Class and Institutional Class shares. Each class differs as to operating service fees, such that Institutional Class shares have lower fees but there is a higher minimum initial investment required.

The Enhanced Equity Income Fund commenced investment operations on January 23, 2023.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks, exchange traded funds and real estate investment trusts, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day, which is deemed to be the fair value. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Warrants that are actively traded, and valuation adjustments are not applied, are categorized in level 1 of the fair value hierarchy. Warrants traded on inactive markets or valued by reference to similar instruments are categorized in level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities that the Funds have the ability to access
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at fair value as of August 31, 2024:

Select Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 14,254,804	$ -	$ 14,254,804
Real Estate Investment Trusts	224,040	-	224,040
Money Market Fund	2,763,873	-	2,763,873
Totals	$ 17,242,717	$ -	$ 17,242,717

Opportunity Equity Fund
	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Security Classification (a)
Common Stocks (b)	$ 15,223,529	$ -	$ 15,223,529
Real Estate Investment Trusts	1,165,819	-	1,165,819
Money Market Fund	191,470	-	191,470
Totals	$ 16,580,818	$ -	$ 16,580,818

Enhanced Equity Income Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 10,062,606	$ -	$ 10,062,606
Exchange Traded Fund	507,312	-	507,312
Real Estate Investment Trusts	729,246		729,246
Money Market Fund	1,744,741	-	1,744,741
Totals	$ 13,043,905	$ -	$ 13,043,905

Written Call Options	$ (135,028)	$ -	$ (135,028)
Total	$ (135,028)	$ -	$ (135,028)

Texas Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 12,361,038	$ -	$ 12,361,038
Warrant	10,541	-	10,541
Money Market Fund	1,088,054	-	1,088,054
Purchased Options	153,600	-	153,600
Totals	$ 13,613,233	$ -	$ 13,613,233

(a)	As of and during the year ended August 31, 2024, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	For a detailed break-out of securities by major industry classification, please refer to the Schedules of Investments.

Options transactions — The Enhanced Equity Income Fund and the Texas Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. The Funds may buy or sell both exchange-traded and over-the-counter (“OTC”) options. The Funds will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Funds may purchase call options on equity securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Funds may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid.

If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See Note 10 for additional risks associated with options transactions.

All options purchased by the Texas Fund and written by Enhanced Equity Income Fund during the year were equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP.

At August 31, 2024, the Texas Fund had purchased call and put options valued at $51,600 and $102,000, respectively, and the Enhanced Equity Income Fund had written call options valued at $135,028, which are presented as Covered Call Options Written at Fair Value on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations during the year ended August 31, 2024 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized gain (loss) on Derivatives recognized in income
Enhanced Equity Income Fund	Call and put options written	Net realized gain from written options	$ 391,897

Enhanced Equity Income Fund	Call and put options written	Net change in unrealized appreciation on written options	$ (35,403)

Texas Fund	Call and put options purchased	Net realized loss from investments	$ (373,697)

Texas Fund	Call and put options purchased	Net change in unrealized appreciation on investments	$ 121,621

For the year ended August 31, 2024, the Enhanced Equity Income Fund purchased no option contracts. For the year ended August 31, 2024, the Enhanced Equity Income Fund wrote 3,450 call contracts and 733 put contracts. For the year ended August 31, 2024, the Texas Fund purchased 2,000 call option contracts and 3,480 put option contracts. For the year ended August 31, 2024 the Texas Fund wrote no option contracts. The number of purchased and written contracts is representative of the volume of activity for these derivative types during the period.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Real Estate Investment Trusts (REIT) — Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs, whose underlying properties are concentrated in a particular industry or region, are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses. Distributions received from the Funds' investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received for financial statement purposes. The actual character of distributions to a Fund's shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund's shareholders may represent a return of capital.

The Funds may not purchase or sell real estate or interests in real estate, including real estate limited partnerships; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — Net investment income distributions, if any, for Select Value Fund, Opportunity Equity Fund, Enhanced Equity Income Fund, and Texas Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid by the Select Value Fund, Opportunity Equity Fund, Enhanced Equity Income Fund, and Texas Fund during years ended August 31, 2024 and 2023 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2024	2023	2024	2023
Select Value Fund	$ 83,917	$ 683,381	$ -	$ -
Opportunity Equity Fund	758,976	319,908	3,087,824	1,485,932
Enhanced Equity Income Fund	1,474,021	632,455	-	-
Texas Fund	-	16,628	297,718	397,362

Estimates — These financial statements are prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses — Income, realized and unrealized capital gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares of the Opportunity Equity Fund based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Park Place Capital Corporation (“Park Place Capital” or the “Adviser”) serves as the investment adviser to the Funds pursuant to a Management Agreement (“Management Agreement”) with the Trust. Subject to the general oversight of the Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Trustees on the selection of sub-advisers.

Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund	Enhanced Equity Income Fund	Texas Fund
Up to and including $10 million	0.50%	0.25%	0.30%	0.25%
From $10 million up to and including $25 million	0.50%	0.25%	0.30%	0.60%
From $25 up to and including $50 million	0.50%	0.50%	0.30%	0.60%
From $50 up to and including $100 million	0.50%	0.50%	0.30%	0.60%
Over $100 million	0.50%	0.50%	0.30%	0.60%

For the year ended August 31, 2024, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of August 31, 2024
Select Value Fund	$ 77,475	$ 7,122
Opportunity Equity Fund	44,567	3,338
Enhanced Equity Income Fund	38,953	3,427
Texas Fund	38,246	3,743

An officer of Park Place Capital is also an officer of the Trust.

Select Value Fund — Park Place Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Park Place Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Opportunity Equity Fund — Park Place Capital has retained G.W. Henssler & Associates, Ltd. (“Henssler”) to serve as the sub-adviser to Opportunity Equity Fund. Park Place Capital has agreed to pay Henssler an annual advisory fee of 0.25% of average daily net assets up to $25 million, 0.50% of such assets over $25 million.

Texas Fund — Park Place Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Park Place Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

Investment Company Services Agreement

Mutual Shareholder Services, LLC (“MSS”) provides fund accounting and transfer agency services to each Fund. Pursuant to services agreements, the Adviser will pay MSS customary fees for its services from the advisory fee it receives from the Funds. MSS will also provide certain shareholder report production, and EDGAR conversion and filing services. Officers of MSS are also officers of the Trust.

Operating Service Agreement

The Trust has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser. Under the Servicing Agreement, the Adviser provides all of the Funds’ day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent trustees’ fees and expenses, independent trustees’ legal fees, the Trust’s allocable share of the salary and related costs for the Trust’s Chief Compliance Officer, and extraordinary expenses.

The Adviser is entitled to receive a fee, based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund Institutional Class	Opportunity Equity Fund Investor Class	Enhanced Equity Income Fund	Texas Fund
Up to and including $10 million	0.700%	0.800%	1.300%	0.800%	1.200%
From $10 million up to and including $25 million	0.700%	0.800%	1.300%	0.700%	0.750%
From $25 up to and including $50 million	0.615%	0.500%	1.000%	0.600%	0.650%
From $50 up to and including $100 million	0.475%	0.450%	0.950%	0.500%	0.500%
Over $100 million	0.375%	0.400%	0.900%	0.450%	0.350%

As of and for the year ended August 31, 2024, Servicing Agreement fees earned and payable to the Adviser were as follows:

	Servicing Agreement Fees Earned	Servicing Agreement Fees Payable as of August 31, 2024
Select Value Fund	$ 108,465	$ 9,970
Opportunity Equity Fund	194,930	14,994
Enhanced Equity Income Fund	100,901	8,844
Texas Fund	136,904	12,196

Distribution Agreement

Arbor Court Capital serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser but is an affiliate of MSS. Pursuant to the agreement, the Adviser will pay Arbor Court Capital customary fees for its services from the advisory fee it receives from the Funds.

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $99,000 annually to the Contractor for providing CCO services. Each Fund pays an annual fee of $5,000 with the remaining amount allocated to the Funds based on aggregate average daily net assets. For the year ended August 31, 2024, the CCO received a total of $100,542.

4. SECURITIES TRANSACTIONS

During the year ended August 31, 2024, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, and securities sold short, were as follows:

Fund	Purchases	Sales
Select Value Fund	$ 4,203,668	$ 5,472,787
Opportunity Equity Fund	9,726,699	20,043,965
Enhanced Equity Income Fund	22,186,877	24,527,375
Texas Fund	6,125,588	7,559,265

There were no purchases or sales of U.S. government securities made by the Funds. The Texas Fund had purchases and sales of securities sold short aggregated of $45,004 and $41,188, respectively.

5. TAX MATTERS

It is each Fund’s intention to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends, in each calendar year, at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings (deficit) are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2024, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gains (Losses)	Capital Loss Carryforward	Post-December Ordinary Loss	Post- October Capital Loss	Total Distributable Earnings/ (Deficit)
Select Value Fund	$ (6,003)	$ 50,668	$ 1,053,563	$ -	$ -	$ -	$ 1,098,228
Opportunity Equity Fund	1,648,378	-	688,053	-	-	-	2,336,431
Enhanced Equity Income Fund	39,065	749,003	-	-	-	-	788,068
Texas Fund	3,912,589	-	253,227	-	-	-	4,165,816

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and return of capital from underlying investments. Permanent book and tax differences, primarily attributable to the utilization of earnings and profits distributed to shareholders on redemption of shares and net operating losses resulted in reclassification for the Opportunity Equity Fund and Texas Fund for the fiscal year ended August 31, 2024 as follows:

Fund	Paid-in Capital	Total Distributable Earnings/(Deficit)
Opportunity Equity Fund	$ 18,279	$ (18,279)
Texas Fund	$ (16,733)	$ 16,733

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended August 31, 2024, the Funds did not have such losses deferred.

As of August 31, 2024, the following Fund had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term.

Fund	Non-Expiring Long-Term	Non-Expiring Short-Term	Total	Utilized
Select Value Fund	$ -	$ -	$ -	$ (794,667)

The following information is based upon the federal income tax cost of the investment securities as of August 31, 2024:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Select Value Fund	$ 17,248,720	$ 1,750,655	$(1,756,658)	$ (6,003)
Opportunity Equity Fund	14,932,440	1,944,291	(295,913)	1,648,378
Enhanced Equity Income Fund	12,869,812	556,952	(517,887)	39,065
Texas Fund	9,700,644	4,063,988	(151,399)	3,912,589

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the year ended August 31, 2024 the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2021.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2024, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund.

Fund	Shareholder	Percent Owned as of August 31, 2024
Select Value Fund	NFS, LLC	63%
Select Value Fund	Raymond James & Assoc., Inc.	33%
Opportunity Equity Fund	Charles Schwab & Co., Inc.	34%
Enhanced Equity Income Fund	Fifth Third Bank	81%
Texas Fund	NFS, LLC	70%

7. CAPITAL SHARE TRANSACTIONS

Select Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
August 31, 2024
Institutional Class
Shares	9,700	(11,591)	2,934	1,480,077
Value	$ 101,040	$ (119,910)	$ 30,691

For the fiscal year ended:
August 31, 2023
Institutional Class
Shares	12,964	(73,747)	25,911	1,479,034
Value	$ 127,003	$ (724,596)	$ 252,219

Opportunity Equity Fund – Institutional Class
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
August 31, 2024
Institutional Class
Shares	148,974	(1,685,279)	239,362	1,021,884
Value	$ 793,729	$(9,594,424)	$ 1,254,783

For the fiscal year ended:
August 31, 2023
Institutional Class
Shares	191,067	(963,507)	193,063	2,318,827
Value	$ 1,114,993	$(5,673,910)	$ 1,111,894

Opportunity Equity Fund – Investor Class
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
August 31, 2024
Investor Class
Shares	63,385	(419,109)	553,617	2,179,641
Value	$ 305,495	$(2,037,290)	$ 2,552,114

For the fiscal year ended:
August 31, 2023
Investor Class
Shares	143,821	(241,660)	131,390	1,981,748
Value	$ 783,597	$(1,312,390)	$ 684,171

Enhanced Equity Income Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
August 31, 2024
Institutional Class
Shares	57,207	(151,770)	92,969	1,298,587
Value	$ 595,186	$ (1,552,316)	$ 940,902

For the period January 23, 2023 through
August 31, 2023
Institutional Class
Shares	1,260,397	(18,247)	58,031	1,300,181
Value	$ 12,675,337	$ (185,259)	$ 578,283

Texas Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
August 31, 2024
Institutional Class
Shares	130,552	(169,180)	20,035	913,816
Value	$ 1,832,497	$(2,265,934)	$ 271,216

For the fiscal year ended:
August 31, 2023
Institutional Class
Shares	131,582	(353,239)	29,033	932,409
Value	$ 1,648,506	$(4,301,204)	$ 354,317

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SECTOR AND GEOGRAPHIC RISKS

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Texas Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

10. OPTIONS RISK

The Enhanced Equity Income and Texas Funds’ use of options subjects the Funds to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Funds’ ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of the Funds, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Funds. See Note 2 for additional disclosures related to options transactions.

11. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

12. SUBSEQUENT EVENTS

On September 25, 2024, the Select Value Fund declared a dividend from net investment income of $41,411, which was payable on September 26, 2024. On September 25, 2024, the Opportunity Fund Institutional Class declared a dividend from net investment income of $7,106, which was payable on September 26, 2024. On September 25, 2024, the Opportunity Fund Investor Class declared a dividend from net investment income of $226, which was payable on September 26, 2024. On September 25, 2024, the Enhanced Equity Income Fund declared a dividend from net investment income of $5,762 and a short-term capital gain distribution of $134,907, which were payable on September 26, 2024. On September 25, 2024, the Texas Fund declared a dividend from net investment income of $2,822, which was payable on September 26, 2024.

Management has evaluated subsequent events through the issuance of the financial statements and, other than those already disclosed in the notes to the financial statements, has noted no other such events that would require recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Monteagle Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, written options and purchased options, of Monteagle Select Value Fund, Monteagle Opportunity Equity Fund, Monteagle Enhanced Equity Income Fund, and The Texas Fund (the “Funds”), each a series of Monteagle Funds, as of August 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Monteagle Select Value Fund, Monteagle Opportunity Equity Fund and The Texas Fund	For the year ended August 31, 2024	For the years ended August 31, 2024, and 2023	For the years ended August 31, 2024, 2023, 2022, 2021, and 2020
Monteagle Enhanced Equity Income Fund	For the year ended August 31, 2024	For the year ended August 31, 2024 and for the period January 23, 2023 (commencement of operations) through August 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2004.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

October 30, 2024

Monteagle Funds

Additional Information

August 31, 2024 (Unaudited)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-PORT Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-PORT. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

THE MONTEAGLE FUNDS

Investment Adviser

Park Place Capital Corporation

2728 19th Place South, Suite 160

Homewood, AL 35209

Distributor

Arbor Court Capital, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Transfer Agent, Administrator

& Shareholder Servicing Agent

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(888) 263-5593

www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding each Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included as part of the material filed under Item 7 of this form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Fund is an open-end management investment company.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Fund is an open-end management investment company.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable. Fund is an open-end management investment company.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time. There were no matters submitted to a vote of security holders during the reporting period.

ITEM 16. CONTROLS AND PROCEDURES.

a)	The registrant's PEO and PFO, or persons performing similar functions, have concluded, as of a date within 90 days of the filing of this report, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, that such disclosure controls and procedures are reasonably designed to ensure: (1) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSTATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19. EXHIBITS.

1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONTEAGLE FUNDS

By: /s/ Paul B. Ordonio

    Paul B. Ordonio

     President and Principal Executive Officer

Date: November 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Paul B. Ordonio

    Paul B. Ordonio

     President and Principal Executive Officer

Date: November 8, 2024

By: /s/ Umberto Anastasi

    Umberto Anastasi

     Treasurer and Principal Financial Officer

Date: November 8, 2024